Supplemental disclosures to the consolidated statements of cash flows	12 Months Ended
Dec. 31, 2012
Supplemental disclosures to the consolidated statements of cash flows

Note 2: Supplemental disclosures to the consolidated statements of cash flows

Supplemental disclosures to the consolidated statements of cash flows are presented below:

	Year ended December 31,
	2012	2011	2010
Net cash provided by operating activities included:
Cash payments for interest	$103,350	$85,222	$67,529
Interest capitalized	(4,437)	(2,379)	(2,036)

Cash payments for interest, net of amounts capitalized	$98,913	$82,843	$65,493

Cash (receipts) payments for income taxes	$255	$179	$(21)
Non-cash investing activities included:
Asset retirement costs capitalized	$1,079	$2,522	$1,488
Oil and natural gas properties acquired through increase (decrease) in accounts payable and accrued liabilities	$24,280	$(14,667)	$25,773
Non-cash financing activities included:
Modification of Time Vesting equity awards to liability plan	$—	$2,640	$—